                           AIM COUNSELOR SERIES TRUST

                 AIM MULTI-SECTOR FUND - CLASS A, B AND C SHARES

                        Supplement dated October 3, 2005
                    to the Prospectus dated December 3, 2004,
       as supplemented December 3, 2004, December 29, 2004 (Supplement A),
        December 29, 2004 (Supplement B), March 2, 2005 and July 1, 2005

This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

Effective October 1, 2005, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION", in the prospectus:

     "FEE TABLE AND EXPENSE EXAMPLE

     This table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares of the Fund.

     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                              CLASS A             CLASS B           CLASS C
     Maximum Front-End Sales Charge on purchases as a
        percentage of offering price                          5.50%                 None               None
     Maximum Contingent Deferred Sales Charge (CDSC)
        as a percentage of the lower of the total original
        cost or current market value of the shares            None(1,2)             5.00%              1.00%
     Maximum Sales Charge on reinvested dividends/
        distributions                                         None                  None               None


     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3)

                                                              CLASS A             CLASS B           CLASS C
      Management Fees                                          0.75%                0.75%              0.75%
      Distribution and/or Service (12b-1) Fees(4)              0.25%                1.00%              1.00%
      Other Expenses(5)                                        0.79%                0.79%              0.79%
                                                               -----                -----              -----
      Total Annual Fund Operating Expenses                     1.79%                2.54%              2.54%
                                                               -----                -----              -----
      Fee Waiver(6)                                            0.05%                0.05%              0.05%
      Net Annual Fund Operating Expenses(7)                    1.74%                2.49%              2.49%
                                                               =====                =====              =====

      (1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

     (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

     (3) There is no guarantee that actual expenses will be the same as those shown in the table.

     (4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

     (5) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

     (6) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

     (7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
          Note 4, Note 5 and Note 6 above and net of this arrangement were 1.71%, 2.46% and 2.46% for Class A, Class B and Class C shares, respectively, for the year ended August 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.


     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Class A, B and C shares of the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your operating expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
      Assuming Redemption
      Class A                                             $717         $1,068       $1,442       $2,518
      Class B                                              752          1,076        1,526        2,670
      Class C                                              352            776        1,326        2,854

      Assuming no Redemption
      Class A                                             $717         $1,068       $1,442       $2,518
      Class B                                              252            776        1,326        2,670
      Class C                                              252            776        1,326        2,854


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL EXPENSE
RATIO 1.74%            YEAR 1        YEAR 2        YEAR 3         YEAR 4         YEAR 5
-----------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses                  5.00%        10.25%        15.76%         21.55%         27.63%
Cumulative
Return After
Expenses                  3.26%         6.63%        10.10%         13.69%         17.40%
End of Year
Balance             $10,326.00    $10,662.63    $11,010.23     $11,369.16     $11,739.80
Estimated
Annual
Expenses              $ 176.84      $ 182.60      $ 188.55       $ 194.70       $ 201.05

-----------------------------------------------------------------------------------------

CLASS A -
ANNUAL EXPENSE
RATIO 1.74%            YEAR 6        YEAR 7        YEAR 8         YEAR 9        YEAR 10
-----------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses                 34.01%        40.71%        47.75%         55.13%         62.89%
Cumulative
Return After
Expenses                 21.23%        25.18%        29.26%         33.47%         37.82%
End of Year
Balance             $12,122.51    $12,517.71    $12,925.79     $13,347.17     $13,782.28
Estimated
Annual
Expenses              $ 207.60      $ 214.37      $ 221.36       $ 228.57       $ 236.03

-----------------------------------------------------------------------------------------


CLASS B -
ANNUAL EXPENSE
RATIO 2.49%            YEAR 1        YEAR 2        YEAR 3         YEAR 4         YEAR 5
-----------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses                  5.00%        10.25%        15.76%         21.55%         27.63%
Cumulative
Return After
Expenses                  2.51%         5.08%         7.72%         10.42%         13.20%
End of Year
Balance             $10,251.00    $10,508.30    $10,772.06     $11,042.44     $11,319.60
Estimated
Annual
Expenses              $ 252.12      $ 258.45      $ 264.94       $ 271.59       $ 278.41

-----------------------------------------------------------------------------------------

CLASS B -
ANNUAL EXPENSE
RATIO 2.49%            YEAR 6        YEAR 7        YEAR 8         YEAR 9        YEAR 10
-----------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses                 34.01%        40.71%        47.75%         55.13%         62.89%
Cumulative
Return After
Expenses                 16.04%        18.95%        21.94%         25.91%         30.02%
End of Year
Balance             $11,603.72    $11,894.98    $12,193.54     $12,591.05     $13,001.52
Estimated
Annual
Expenses              $ 285.40      $ 292.56      $ 299.90       $ 215.63       $ 222.66

-----------------------------------------------------------------------------------------

CLASS C -
ANNUAL EXPENSE
RATIO 2.49%            YEAR 1        YEAR 2        YEAR 3         YEAR 4         YEAR 5
-----------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses                  5.00%        10.25%        15.76%         21.55%         27.63%
Cumulative
Return After
Expenses                  2.51%         5.08%         7.72%         10.42%         13.20%
End of Year
Balance             $10,251.00    $10,508.30    $10,772.06     $11,042.44     $11,319.60
Estimated
Annual
Expenses              $ 252.12      $ 258.45      $ 264.94       $ 271.59       $ 278.41

-----------------------------------------------------------------------------------------


CLASS C -
ANNUAL EXPENSE
RATIO 2.49%            YEAR 6        YEAR 7        YEAR 8         YEAR 9        YEAR 10
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses                 34.01%        40.71%        47.75%         55.13%         62.89%
Cumulative
Return After
Expenses                 16.04%        18.95%        21.94%         25.00%         28.13%
End of Year
Balance             $11,603.72    $11,894.98    $12,193.54     $12,499.60     $12,813.34
Estimated
Annual
Expenses              $ 285.40      $ 292.56      $ 299.90       $ 307.43       $ 315.15

--------------------------------------------------------------------------------


     The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - INVESTMENT ADVISOR" in the prospectus:

          "Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund. The Fund paid 0.75% in advisory fees as a percentage of average annual net assets under management to AIM or INVESCO for its advisory services in the fiscal year ended August 31, 2004. The annual management fee payable to the advisor pursuant to the investment advisory agreement is from 0.75% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                      ADVISORY FEE RATES BEFORE                          ADVISORY FEE RATES AFTER
                      JANUARY 1, 2005 WAIVER                             JANUARY 1, 2005 WAIVER

                      0.75% of average daily net assets                  0.695% of the first $250 million
                                                                         0.67% of the next $250 million
                                                                         0.645% of the next $500 million
                                                                         0.62% of the next $1.5 billion
                                                                         0.595% of the excess over $2.5 billion
                                                                         0.57% of the next $2.5 billion
                                                                         0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion"

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

          "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

          "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."



                                       4